Share Capital, Warrants and Other Capital - Disclosure of Change in Stock Options Issued (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2021 Period $ / shares	Dec. 31, 2020 Period $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised, Number (in shares)	(34,888,965)
Employee Stock Option USD [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance - Beginning of year, Number (in shares)	506,400	741,116
Granted, Number (in shares)		180,000
Exercised, Number (in shares)
Canceled/Forfeited, Number (in shares)		(330,350)
Expired, Number (in shares)		(84,366)
Balance - End of year, Number (in shares)		506,400
Balance - Beginning of year, Weighted average exercise price (in US and CAN dollars per share) | $ / shares	$ 1.44	$ 3.61
Granted, Weighted average exercise price (in US and CAN dollars per share) | $ / shares		0.37
Exercised, Weighted average exercise price (in US and CAN dollars per share) | $ / shares
Canceled/Forfeited, Weighted average exercise price (in US and CAN dollars per share) | $ / shares		2.56
Expired, Weighted average exercise price (in US and CAN dollars per share) | $ / shares		2.14
Balance - End of year, Weighted average exercise price (in US and CAN dollars per share) | $ / shares		$ 1.44
Deferred Stock Units DSU's [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance - Beginning of year, Number (in shares)	173,000	212,000
Granted, Number (in shares)		120,000
Exercised, Number (in shares)		(159,000)
Canceled/Forfeited, Number (in shares)
Expired, Number (in shares)
Balance - End of year, Number (in shares)		173,000
Employee Stock Option CAD [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance - Beginning of year, Number (in shares)		441
Granted, Number (in shares)
Exercised, Number (in shares)
Canceled/Forfeited, Number (in shares)
Expired, Number (in shares)		(441)
Balance - End of year, Number (in shares)
Balance - Beginning of year, Weighted average exercise price (in US and CAN dollars per share) | $ / shares		$ 912.00
Granted, Weighted average exercise price (in US and CAN dollars per share) | $ / shares
Exercised, Weighted average exercise price (in US and CAN dollars per share) | $ / shares
Canceled/Forfeited, Weighted average exercise price (in US and CAN dollars per share) | $ / shares
Expired, Weighted average exercise price (in US and CAN dollars per share) | $ / shares		912.00
Balance - End of year, Weighted average exercise price (in US and CAN dollars per share) | $ / shares